Summary relevant financial information by operating segment (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Revenues (note 6)	$ 9,587	$ 7,143	$ 9,633	$ 14,572	$ 18,840
Cost of sales	(4,858)	(4,205)		(6,016)
Gross profit	4,729	2,938	3,956	8,556	11,018
Research and development	(8,304)	(2,040)		(1,371)
Impairment of intangible assets	(3,196)
Impairment of property and equipment	(1,061)
Income from operations before SG&A and other income (expenses)	(7,832)	898		7,185
Selling, general & administrative	(10,448)	(5,527)		(2,865)
Profit (loss) from operations	(18,280)	(4,629)	$ (6,438)	4,320	$ 5,314
Net other income	3,055	259		208
(Loss) Income before income taxes	(15,225)	(4,370)		4,528
Active ingredient [member]
IfrsStatementLineItems [Line Items]
Revenues (note 6)	8,492	7,143		14,572
Cost of sales	(4,706)	(4,205)		(6,016)
Gross profit	3,786	2,938		8,556
Research and development	(3,943)	(2,040)		(1,371)
Impairment of intangible assets
Impairment of property and equipment	(1,061)
Income from operations before SG&A and other income (expenses)	(1,218)	898		7,185
Pharmaceutical [member]
IfrsStatementLineItems [Line Items]
Revenues (note 6)	1,095
Cost of sales	(152)
Gross profit	943
Research and development	(4,361)
Impairment of intangible assets	(3,196)
Impairment of property and equipment
Income from operations before SG&A and other income (expenses)	$ (6,614)